Share-based Compensation (Share Options, Additional Information) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Share Options [Member] USD ($)	Dec. 31, 2014 Share Options [Member] CNY	Dec. 31, 2013 Share Options [Member] USD ($)	Dec. 31, 2013 Share Options [Member] CNY	Dec. 31, 2012 Share Options [Member] CNY	Dec. 31, 2014 Share Options [Member] Former employees [Member] USD ($)	Dec. 31, 2014 Share Options [Member] Former employees [Member] CNY	Dec. 31, 2013 Share Options [Member] Former employees [Member]	Dec. 31, 2014 ADS [Member] USD ($)	Dec. 31, 2014 Ordinary Shares [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)													$ 8.31	$ 1.04
Weighted-average grant date fair values of options granted (US$ per share)					$ 0.67		$ 0.50
Cash received from former employees' exercise of options										$ 200,000	1,500,000
Shares issued to former employees after IPO (number of shares)										4,913,390	4,913,390
Contingently issuable shares to be issued upon former employees' request (number of shares)										1,799,001	1,799,001	2,263,518
Recognized share-based compensation	8,571,000	53,181,000	16,723,000	6,759,000	8,500,000	53,000,000		16,800,000	(100,000)
Unrecognized share-based compensation for options					$ 12,100,000	75,200,000
Period for recognition					2 years 10 months 24 days	2 years 10 months 24 days